CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net revenues	$ 134,185	¥ 922,591,000	¥ 852,568,000	¥ 1,054,235,000
Cost of revenues	(96,889)	(666,162,000)	(781,822,000)	(1,077,810,000)
Gross (loss) /profit	37,296	256,429,000	70,746,000	(23,575,000)
Other operating loss	(3,978)	(27,352,000)	(19,483,000)	(19,044,000)
Sales and marketing expenses	(5,298)	(36,428,000)	(61,770,000)	(93,603,000)
General and administrative expenses	(18,665)	(128,331,000)	(142,721,000)	(256,007,000)
Provision for doubtful accounts receivable	(153)	(1,050,000)	(17,514,000)	(9,010,000)
Research and development expenses	(9,950)	(68,412,000)	(81,748,000)	(104,018,000)
Impairment of long-lived assets			(21,757,000)	(399,094,000)
Impairment of long-term investments (net the of portion of loss recognized in other comprehensive loss of nil, RMB3,290 and nil during the years ended December 31, 2016, 2017 and 2018)		0
Operating loss	(748)	(5,144,000)	(277,937,000)	(922,591,000)
Interest income	52	354,000	1,430,000	4,669,000
Interest expense	(4,879)	(33,543,000)	(18,665,000)	(11,647,000)
Other income/(loss)	1,212	8,331,000	(5,303,000)	5,336,000
Foreign exchange gain/(loss)	611	4,200,000	(11,043,000)	14,209,000
Loss before income taxes	(3,752)	(25,802,000)	(311,518,000)	(910,024,000)
Income tax expense	(2)	(11,000)	(59,648,000)	(4,229,000)
Net loss	(3,754)	(25,813,000)	(371,166,000)	(914,253,000)
Less: net loss attributable to noncontrolling interest	(203)	(1,395,000)	(2,005,000)	(776,000)
Net loss attributable to the Company's shareholders	$ (3,551)	¥ (24,418,000)	¥ (369,161,000)	¥ (913,477,000)
Loss per share
Basic and Diluted (in CNY or dollars per share) | (per share)	$ (0.01)	¥ (0.06)	¥ (0.87)	¥ (2.24)
Shares used in loss per share computations:
Basic and Diluted | shares	426,809,567	426,809,567	425,589,746	408,189,722
Foreign currency translation	$ (151)	¥ (1,037,000)	¥ 2,748,000	¥ (293,000)
Unrealized holding gain(loss) on available-for-sale investments			(4,195,000)	659,000
Amounts reclassified from accumulated other comprehensive income			3,290,000	(3,552,000)
Total other comprehensive (loss)/income, net of tax	(151)	(1,037,000)	1,843,000	(3,186,000)
Comprehensive loss	(3,905)	(26,850,000)	(369,323,000)	(917,439,000)
Less: comprehensive loss attributable to noncontrolling interest	(203)	(1,395,000)	(2,005,000)	(776,000)
Comprehensive loss attributable to the Company's shareholders	$ (3,702)	¥ (25,455,000)	¥ (367,318,000)	¥ (916,663,000)